INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes and Minority Interest
	Years Ended December 31,
	2019	2018	2017
	(in thousands)
United States	$6,647	$13,381	$(29,673)
Foreign	(10,591)	(8,939)	37,917
	$(3,944)	$4,442	$8,244

Schedule of Components of the Provision (Benefit) for Income Taxes
	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Current
Federal	(984)	$—	$—
State	—	—	—
Foreign	150	$(890)	2,355
Total current income tax expense (benefit)	$(834)	$(890)	$2,355
Deferred
Federal	—	—	—
State	—	—	—
Foreign	803	512	(1,092)
Total deferred tax expense (benefit)	803	512	(1,092)
Total income tax expense (benefit)	$(31)	$(378)	$1,263

Summary of Unrecognized Tax Benefits

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$17,496	$18,728	$20,137
Lapse of statute of limitations	(291)	(1,232)	(1,409)
Rate change impact	(1,698)	—	—
Ending balance—UTB	15,507	17,496	18,728
UTB’s as a credit in deferred taxes	(12,905)	(14,604)	(14,604)
Federal benefit of state taxes	(2,062)	(2,063)	(2,063)
UTB’s that would impact the effective tax rate	$540	$829	$2,061

Summary of the Components of Net Deferred Tax Assets

	December 31,	December 31,
	2019	2018
	(in thousands)
Deferred Tax Assets
Allowance and reserves	$2,935	$(10,671)
Prepaid expense	95	28
Net operating loss carryforward	162,712	164,512
Tax credit carryforwards	5,660	32,958
Writedown/amortization of intangible assets and goodwill	15	241
Property, plant and equipment	4,147	3,500
Demo equipment income	4,588	4,439
Accrued warranties	25	(302)
Other	15,193	14,205
Total deferred tax assets	195,370	208,910
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(157)	27
Total deferred tax liabilities	(157)	27
Total net deferred tax assets	195,213	208,937
Less: Valuation Allowance	(193,788)	(206,630)
Total net deferred tax assets	$ 1,425	$ 2,307

Schedule of Reconciliation of Effective Income Tax Amount and the Federal Statutory Amount

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Federal tax (benefit) at statutory rate	$(858)	$1,120	$2,885
Stock based compensation expense	132	184	295
Effect of differences in foreign tax rates	547	2,113	(6,793)
FIN48 reserve	(349)	(1,230)	(1,478)
Change in deferred tax valuation allowance	1,107	(1,679)	5,971
Other	(610)	(886)	383
Total tax expense (benefit)	$(31)	$(378)	$1,263